RESULTS FOR THE YEAR - Corporate and Deferred Tax (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
RESULTS FOR THE YEAR
Current tax on result	kr 444	kr 161	kr 133
Adjustment to prior years			(1)
Adjustment to deferred tax	294	458	626
Adjustment to valuation allowance	(45)	(479)	(798)
Total tax expense (income)	kr 693	kr 140	kr (40)